Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 246,727	$ 279,177	$ 259,492
Investment securities	200	307
Accounts receivable – net	512	809	2,432
Inventories	30,437	32,875	46,273
Other receivables – net	195,536	79,970	55,004
Intangible assets	21,396	21,396	6,406
Tax recoverable	884	1,279	2,543
Total current assets	505,535	455,395	441,188
Non-current assets:
Operating lease, right of use assets-net	95	377	921
Property equipment and software-net	19,283	28,048	12,553
Goodwill	72	72	72
Total non-current assets	19,450	28,497	13,546
Total assets	524,985	483,892	454,734
Current liabilities:
Accrued liabilities	40,834	15,192	20,385
Accounts payable	12,724	36,740	12,834
Operating lease liabilities current	95	377	544
Tax payable	82	77	94
Other payables	40,080	7,492	11,081
Total current liabilities	94,457	61,519	45,581
Non-current liabilities:
Operating lease liabilities			377
Total non-current liabilities			377
Total liabilities	94,457	61,519	45,958
Shareholders’ equity
Ordinary shares, $0.001 par value, 6,000,000,000 shares authorized, 6,099,608,450 Class A shares and 698,562,525 Class B shares issued and outstanding as of December 31, 2023. 3,183,736,378 Class A shares and 198,162,525 Class B shares issued and outstanding as of December 31, 2022, respectively	24,458	665	374
Statutory reserve	161	161	59
Additional paid-in capital	732,195	730,345	705,488
Accumulated deficit	(287,561)	(276,672)	(272,919)
Other comprehensive loss	(33,263)	(28,512)	(23,400)
Non-controlling interest	(5,462)	(3,614)	(826)
Total Shareholders’ equity	430,528	422,373	408,776
Total liabilities and shareholders’ equity	524,985	483,892	454,734
Related Party
Current assets:
Amount due from related parties	9,843	39,582	69,038
Current liabilities:
Amount due to related parties	$ 642	$ 1,641	$ 643